CORPORATE ADMINISTRATION, MARKETING AND OTHER COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other operating expenses [Abstract]
Schedule of Corporate Administration, Marketing and Other Costs

	US Dollars
Figures in millions	2020	2019	2018
Corporate administration expenses	59	63	60
Share scheme and related costs	9	19	16
	68	82	76